Consolidated Statements of Operations Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 11,675	$ 9,073	$ 11,831
Cost of revenues	(11,560)	(10,208)	(10,063)
Gross profit /(loss)	115	(1,135)	1,768
Operating expenses:
Selling and marketing expenses	(355)	(225)
General and administrative expenses	(2,438)	(1,121)	(721)
Gain/(Loss) from operations	(2,678)	(2,481)	1,047
Other income (expenses):
Realized gain/(loss) on exchange of digital assets	713	34	(273)
Interest income		1
Interest expenses	(48)	(63)	(20)
Equity in income on equity method investments	75	12	12
Foreign currency exchange gain, net			173
Other income/(expenses), net	(51)	(327)	28
Gain/(Loss) before income tax from continuing operations	(1,989)	(2,824)	967
Income tax expense
Net gain/(loss) from continuing operations	(1,989)	(2,824)	967
Loss from discontinued operations, net of income taxes			(6,165)
Gain on disposal of discontinued operations, net of income taxes			10,835
Net income from discontinued operations, net of income taxes			4,670
Net income/(loss)	(1,989)	(2,824)	5,637
Net loss from discontinued operations attributable to non-controlling interest			(2,049)
Less: Net loss attributable to the non-controlling interest			(2,049)
Net income(loss) attributable to shareholders of the Company	(1,989)	(2,824)	7,686
Net income/(loss)	$ (1,989)	$ (2,824)	$ 5,637
-From continuing operation (in Dollars per share)	$ (0.66)	$ (1.89)	$ 8.26
-From discontinued operation (in Dollars per share)			6.84
Net earning/(loss) per share- Diluted
-From continuing operation (in Dollars per share)	(0.66)	(1.89)	8.26
-From discontinued operation (in Dollars per share)			$ 6.84
Weighted average shares used in calculating net loss per share
- Basic (in Shares)	3,023,327	1,494,333	682,779
- Diluted (in Shares)	3,023,327	1,494,333	682,779